Income taxes - Current Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax expense
Current period income tax	$ 121	$ 64
Withholding tax	0	94
Total current tax expense	121	158
Deferred tax expense
Origination and reversal of temporary differences	(14,279)	(45,050)
Adjustments for prior periods	1,648	2,174
Change in unrecognized deductible temporary differences	12,631	42,876
Total deferred tax expense	0	0
Total income tax expense from continuing operations	$ 121	$ 158